Segments - Schedule of Net Revenue from External Customers (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	¥ 150,712,158	$ 21,551,552	¥ 89,039,600	¥ 71,008,971
Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	249,202,806	35,635,527	253,518,320	233,844,000
Prescription drugs [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	147,487,107	21,090,376	86,286,745	67,301,663
Prescription drugs [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	174,091,475	24,894,750	172,819,516	73,858,618
Over-the-counter (“OTC”) medicines [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	1,360,785	194,590	1,339,001	2,048,701
Over-the-counter (“OTC”) medicines [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	68,792,125	9,837,143	70,314,728	152,775,949
Traditional Chinese medicine (“TCM”) [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	284,980	40,752	51,208	23,574
Traditional Chinese medicine (“TCM”) [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	201,676	28,839	5,991,329	3,618,690
Medical apparatus and instruments (“MAAI”) [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	28,691	4,103	75,821	130,333
Medical apparatus and instruments (“MAAI”) [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	2,994,468	428,203	112,228	143,199
Online consultation [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	1,477,013	211,210	1,190,397	1,364,274
Others [Member] | Internet Hospital by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	73,582	10,521	96,428	140,426
Others [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Schedule of Net Revenue from External Customers [Line Items]
Net revenue	¥ 3,123,062	$ 446,592	¥ 4,280,519	¥ 3,447,544